Contract assets (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of contract assets

	31 December	31 December
	2025	2024
Non-current contract assets	258,174	215,978
Current contract assets	6,321,129	6,806,987
	6,579,303	7,022,965